Significant accounting policies (Tables)	12 Months Ended
Apr. 03, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment	Estimated useful lives are as follows:

Asset Category	Estimated Useful Life
Plant equipment (except moulds)	10 years
Footwear moulds	5 years
Computer equipment	3 years
Leasehold improvements	Lesser of the lease term or useful life of the asset
Show displays	5 years
Furniture and fixtures	5 to 10 years
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
March 29, 2020	26.6	8.7	82.4	10.2	25.5	8.9	162.3
Additions	0.7	1.5	5.0	0.3	2.4	20.9	30.8
Disposals	(0.2)	(0.1)	(1.0)	(1.0)	(0.1)	—	(2.4)
Transfers	2.0	0.8	19.0	0.4	4.0	(26.2)	—
Impact of foreign currency translation	—	(0.2)	(3.3)	(0.5)	(1.0)	(0.3)	(5.3)
March 28, 2021	29.1	10.7	102.1	9.4	30.8	3.3	185.4
Additions	0.1	1.5	6.2	—	2.4	23.5	33.7
Disposals	(0.2)	(0.1)	—	—	(0.1)	(0.1)	(0.5)
Transfers	1.9	0.8	18.1	0.2	1.9	(22.9)	—
Impact of foreign currency translation	—	(0.1)	(1.3)	(0.2)	(0.2)	0.3	(1.5)
April 3, 2022	30.9	12.8	125.1	9.4	34.8	4.1	217.1

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
March 29, 2020	6.3	4.3	21.8	6.0	8.8	—	47.2
Depreciation	2.8	2.6	13.5	1.6	5.3	—	25.8
Disposals	(0.1)	(0.1)	(0.9)	(1.0)	(0.1)	—	(2.2)
Impact of foreign currency translation	—	—	(1.2)	(0.3)	(0.4)	—	(1.9)
March 28, 2021	9.0	6.8	33.2	6.3	13.6	—	68.9
Depreciation	3.1	2.7	19.2	1.1	6.9	—	33.0
Disposals	—	(0.1)	—	—	—	—	(0.1)
Impairment losses (Note 1)	—	—	1.6	—	—	—	1.6
Impact of foreign currency translation	—	(0.1)	(0.1)	(0.1)	(0.2)	—	(0.5)
April 3, 2022	12.1	9.3	53.9	7.3	20.3	—	102.9

Net book value
March 28, 2021	20.1	3.9	68.9	3.1	17.2	3.3	116.5
April 3, 2022	18.8	3.5	71.2	2.1	14.5	4.1	114.2

Schedule of Useful Lives of Intangible Assets
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset Category	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
Software	5 to 7 years
Intellectual property	1 to 8 years
Intangible assets comprise the following:

	April 3, 2022	March 28, 2021
	$	$
Intangible assets with finite lives (1)	6.4	9.0
Intangible assets with indefinite lives:
Brand name	115.5	115.5
Domain name	0.3	0.3
	122.2	124.8
(1)Retrospective application is required for accounting policy changes and comparative financial information was restated in these consolidated financial statements (note 4).
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	Software	Intellectual property	Total
Cost	$	$	$
March 29, 2020	5.7	17.9	23.6
Additions	—	0.1	0.1
Impact of foreign currency translation	(0.1)	(0.1)	(0.2)
March 28, 2021	5.6	17.9	23.5
Additions	2.9	0.3	3.2
April 3, 2022	8.5	18.2	26.7

	Software	Intellectual property	Total
Accumulated amortization	$	$	$
March 29, 2020	1.3	7.0	8.3
Amortization	1.0	5.3	6.3
Impact of foreign currency translation	(0.1)	—	(0.1)
March 28, 2021	2.2	12.3	14.5
Amortization	1.4	4.4	5.8
April 3, 2022	3.6	16.7	20.3

Net book value
March 28, 2021	3.4	5.6	9.0
April 3, 2022	4.9	1.5	6.4

Schedule of Valuation Techniques Used in Determining Fair Value of Financial Instruments	The following table describes the valuation techniques used in the determination of the fair values of financial instruments:

Type	Valuation Approach
Cash, trade receivables, accounts payable and accrued liabilities	The carrying amount approximates fair value due to the short term maturity of these instruments.
Derivatives (included in other current assets, other long-term assets, accounts payable and accrued liabilities or other long-term liabilities)
Specific valuation techniques used to value derivative financial instruments include:
- quoted market prices or dealer quotes for similar instruments;
- observable market information as well as valuations determined by external valuators with experience in the financial markets.

Revolving facility, term loan, and Mainland China Facilities
The fair value is based on the present value of contractual cash flows, discounted at the Company’s current incremental borrowing rate for similar types of borrowing arrangements or, where applicable, market rates.